Securities Act Registration No. 333-118634
Investment Company Act Reg. No. 811-21625

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

_________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No. 2	|X|
Post-Effective Amendment No. __	[ ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 2	|X|
(Check appropriate box or boxes.)

_________________

INTREPID CAPITAL MANAGEMENT FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

3652 South Third Street, Suite 200
Jacksonville Beach, Florida	32250
(Address of Principal Executive Offices)	(Zip Code)

(904) 246-3433
(Registrant's Telephone Number, including Area Code)

Copy to:
Mark F. Travis	Richard L. Teigen
Intrepid Capital Management, Inc.	Foley & Lardner LLP
3652 South Third Street, Suite 200	777 East Wisconsin Avenue
Jacksonville Beach, Florida 32250	Milwaukee, Wisconsin 53202-5306
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

Supplemental Note: The Prospectus and Statement of Additional Information are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Intrepid Capital Management Funds Trust (File No. 811-21625), as filed with the Securities and Exchange Commission on December 3, 2004.

PART C

OTHER INFORMATION

Item 22.	Exhibits

(a)	(1)	Certificate of Trust.(1)

(2)	Agreement and Declaration of Trust.(1)

(b)	Bylaws.(1)

(c)	See relevant portions of Certificate of Trust, Agreement and Declaration of Trust and Bylaws.

(d)	Investment Advisory Agreement with Intrepid Capital Management, Inc.

(e)	Distribution Agreement with Quasar Distributors, LLC.

(f)	None.

(g)	Custody Agreement with U.S. Bank, N.A.

(h)	(1)	Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC.

(2)	Transfer Agent Servicing Agreement with U.S. Bancorp Fund Services, LLC.

(3)	Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC.

(4)	Power of Attorney.(2)

(i)	Opinion of Foley & Lardner LLP.(2)

(j)	(1)	Consent of Independent Registered Public Accounting Firm.(2)

(2)	Consent of Independent Certified Public Accountants.(2)

(3)	Consent of Independent Certified Public Accountants.(2)

(k)	None.

(l)	Subscription Agreement.

(m)	Service and Distribution Plan.(1)

(n)	None.

(o)	Reserved.

(p)	Code of Ethics of Registrant and Intrepid Capital Management, Inc.(1)

(1)	Previously filed as an exhibit to the Registration Statement and incorporated by reference thereto. The Registration Statement was filed on August 27, 2004 and its accession number is 0000897069-04-001561.

(2)	Previously filed as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement and incorporated by reference thereto. Pre-Effective Amendment No. 1 was filed on December 3, 2004 and its accession number is 0000897069-04-002084.

Item 23.	Persons Controlled by or under Common Control with Registrant

        Registrant is controlled by its initial shareholder, Mark Travis. Registrant neither controls any person nor is any person under common control with Registrant.

Item 24.	Indemnification

        Reference is made to Article VI in the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein. In addition to the indemnification provisions contained in the Registrant’s Agreement and Declaration of Trust, there are also indemnification and hold harmless provisions contained in the Investment Advisory Agreement, Distribution Agreement, Custodian Agreement and Administration Agreement. The general effect of the indemnification available to an officer or trustee may be to reduce the circumstances under which the officer or trustee is required to bear the economic burden of liabilities and expenses related to actions taken by the individual in his or her capacity as an officer or trustee.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 25.	Business and Other Connections of Investment Adviser

        Incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 26.	Principal Underwriters

        (a)     To the best of the Registrant’s knowledge, Quasar Distributors, LLC also acts as a principal underwriter for the following other investment companies:

Investment Company	Investment Company
Advisor Series Trust	Investec Funds
AHA Investment Funds	Jacob Internet Fund
Al Frank Fund	Kenwood Funds
Alpha Analytics Investment Trust	Kit Cole Investment Trust

Investment Company	Investment Company
Alpine Equity Trust	Light Revolution Fund, Inc.
Alpine Series Trust	LKCM Funds
Alternative Investment Advisors	Matrix Asset Advisor Value Fund, Inc.
Alpha Strategies 1 Fund
Blue & White Fund (Blue and White Investment	Monetta Fund, Inc.
Management, LLC
Brandes Investment Trust, Brandes Institutional	Monetta Trust
Brandywine Advisors Fund, Inc.	MUTUALS.com, The Generation Wave Funds, VICE Fund
Brazos Mutual Funds	MW Capital Management Funds
Builders Fixed Income Fund, Inc.	Optimum Q Funds (MDT Advisers, Inc.)
CCM Advisors Funds	PIC Investment Trust Funds
CCMA Select Investment Trust	Professionally Managed Portfolios (PMP)
Country Mutual Funds Trust	Purisima Funds
Cullen Funds Trust	Quintara Funds
DAL Investment Company	Rainier Funds
Dessauer Fund Group, The Dessauer Global Equity Fund	SEIX Funds, Inc.
Dow Jones Islamic Index	Stancell Social Fund
Everest Funds	The Hennessy Funds, Inc.
FFTW Funds, Inc.	The Hennessy Mutual Funds, Inc.
First American Funds, Inc.	The Jensen Portfolio, Inc.
First American Insurance Portfolios, Inc.	The Lindner Funds
First American Investment Funds, Inc.	The Teberg Fund
First American Strategy Funds, Inc.	Thompson Plumb Funds, Inc.
Fort Pitt Capital Funds	TIFF Investment Program, Inc.
Glenmede Fund, Inc.	TT International U.S.A. Master Trust
Harding Loevner Funds, Inc.	Wexford Trust, The Muhlenkamp Fund
Hollencrest (AST)	Zodiac Trust, Conning Money Market Portfolio
International Equity Fund

        (b)     To the best of the Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address(1)	Positions and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President	None
Board Member
Donna J. Berth	Treasurer	None
Joe Redwine	Board Member	None
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	None

(1)     The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

        (c)     The Registrant is newly organized and, as of the date of the filing of this Registration Statement on Form N-1A, Quasar Distributors, LLC has not received any compensation from the Registrant.

Item 27.	Location of Accounts and Records

        The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant and Registrant’s Administrator as follows: the documents required to be maintained by paragraphs (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant at 3652 South Third Street, Suite 200, Jacksonville Beach, Florida; and all other records will be maintained by the Registrant’s Administrator, U.S. Bancorp Fund Services, LLC at 615 East Michigan Street, Milwaukee, Wisconsin.

Item 28.	Management Services

        All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 29.	Undertakings

        Registrant undertakes to provide its Annual Report to shareholders upon request without charge to any recipient of a Prospectus.

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jacksonville Beach and State of Florida on the 8th day of December, 2004.

INTREPID CAPITAL MANAGEMENT
FUNDS TRUST
(Registrant)
By: /s/ Mark F. Travis
Mark F. Travis, President

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date
/s/ Mark F. Travis	President and Treasurer (Principal Executive,	December 8, 2004
Mark F. Travis	Financial and Accounting Officer) and Trustee
/s/ John J. Broaddus	Trustee	December 8, 2004
John J. Broaddus*
/s/ Roy F. Clarke	Trustee	December 8, 2004
Roy F. Clarke*
/s/ Peter R. Osterman, Jr.	Trustee	December 8, 2004
Peter R. Osterman, Jr.*
/s/ Ed Vandergriff, Jr.	Trustee	December 8, 2004
Ed Vandergriff, Jr.*

*By	/s/ Mark F. Travis Mark F. Travis Attorney-in-fact pursuant to the Power of Attorney filed with Pre-Effective Amendment No. 1 on December 3, 2004

EXHIBIT INDEX

Exhibit No.	Exhibit

(a)	(1)	Certificate of Trust.(1)

(2)	Agreement and Declaration of Trust.(1)

(b)	Bylaws.(1)

(c)	See relevant portions of Certificate of Trust, Agreement and Declaration of Trust and Bylaws.

(d)	Investment Advisory Agreement with Intrepid Capital Management, Inc.

(e)	Distribution Agreement with Quasar Distributors, LLC.

(f)	None.

(g)	Custody Agreement with U.S. Bank, N.A.

(h)	(1)	Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC.

(2)	Transfer Agent Servicing Agreement with U.S. Bancorp Fund Services, LLC.

(3)	Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC.

(4)	Power of Attorney.(1)

(i)	Opinion of Foley & Lardner LLP.(1)

(j)	(1)	Consent of Independent Registered Public Accounting Firm.(1)

(2)	Consent of Independent Certified Public Accountants.(1)

(3)	Consent of Independent Certified Public Accountants.(1)

(k)	None.

(l)	Subscription Agreement.

(m)	Service and Distribution Plan.(1)

(n)	None.

(o)	Reserved.

(p)	Code of Ethics of Registrant and Intrepid Capital Management, Inc.(1)

(1)	Incorporated by reference.